Inventories - Schedule of Inventories of Finished Properties (Details) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Finished properties	S/ 203,209	S/ 244,240
El Rancho [Member]
Disclosure of inventories [line items]
Finished properties	82,796	121,302
Panorama [Member]
Disclosure of inventories [line items]
Finished properties	18,481	33,443
Los Parques de San Martin de Porres [Member]
Disclosure of inventories [line items]
Finished properties	16,687	30,724
Los Parques de Callao [Member]
Disclosure of inventories [line items]
Finished properties	486	19,736
Rivera Navarrete[Member]
Disclosure of inventories [line items]
Finished properties	7,870	11,966
Los Parques de Carabayllo Second Phase [Member]
Disclosure of inventories [line items]
Finished properties	3,134	7,497
Los Parques de Comas [Member]
Disclosure of inventories [line items]
Finished properties	16,058	7,336
Los Parques de Villa El Salvador Second [Member]
Disclosure of inventories [line items]
Finished properties	9,313	5,951
Klimt [member]
Disclosure of inventories [line items]
Finished properties	44,103
Real 2 [member]
Disclosure of inventories [line items]
Finished properties	3,877
Others [member]
Disclosure of inventories [line items]
Finished properties	S/ 404	S/ 6,285